Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate		3.93%		0.25%
Expected life of options	5 years	5 years	5 years
Expected dividend yield
Volatility		132.65%		75.00%
Minimum [Member]
Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate	0.04%		2.14%
Volatility	102.00%		96.90%
Maximum [Member]
Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate	0.47%		4.03%
Volatility	128.00%		112.40%